Chase Auto Owner Trust 2006-A
July 17, 2006

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	330,000,000.00	330,000,000.00	59,080,004.21	1,575,200.00	60,655,204.21	0.00	0.00	270,919,995.79
A2	270,000,000.00	270,000,000.00	0.00	1,288,800.00	1,288,800.00	0.00	0.00	270,000,000.00
A3	399,000,000.00	399,000,000.00	0.00	1,893,920.00	1,893,920.00	0.00	0.00	399,000,000.00
A4	138,580,000.00	138,580,000.00	0.00	660,256.71	660,256.71	0.00	0.00	138,580,000.00
CERT	26,460,000.00	26,460,000.00	0.00	128,654.40	128,654.40	0.00	0.00	26,460,000.00
TOTALS	1,164,040,000.00	1,164,040,000.00	59,080,004.21	5,546,831.11	64,626,835.32	0.00	0.00	1,104,959,995.79

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
A1	N/A	1,000.00000000	179.03031579	4.77333333	183.80364912	820.96968421	5.370000%
A2	161445AA9	1,000.00000000	0.00000000	4.77333333	4.77333333	1,000.00000000	5.370000%
A3	161445AB7	1,000.00000000	0.00000000	4.74666667	4.74666667	1,000.00000000	5.340000%
A4	161445AC5	1,000.00000000	0.00000000	4.76444444	4.76444444	1,000.00000000	5.360000%
CERT	161445AD3	1,000.00000000	0.00000000	4.86222222	4.86222222	1,000.00000000	5.470000%
TOTALS		1,000.00000000	50.75427323	4.76515507	55.51942830	949.24572677

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

Kirk Dodson
JPMorgan Chase Bank, N.A. - Structured Finance Services
600 Travis
Houston, Texas 77002
Tel: (713) 216-7947 / Fax: (713) 216-4880
Email:kirk.dodson@chase.com

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of JP Morgan Chase Bank, National Association, as registrant filed with the Securities and Exchange Commission on June 16, 2006

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

STATEMENT TO CERTIFICATEHOLDERS

	Beginning Collection Period	05/20/06
	Ending Collection Period	06/30/06
	Beginning Interest Accrual Period	06/13/06
	Ending Interest Accrual Period	07/14/06
	Determination Date	07/10/06
	Record Date	07/14/06
	Payment Date	07/17/06

I.	Servicing Fee	1,392,934.50
	Servicing Fee per $1000	1.13888889

II.	Administration Fee	1,000.00
	Administration Fee per $1000	0.00081762

III.	Initial Number of Accounts	71,888
	Initial Pool Balance	1,223,064,435.42
	Less: Initial Yield Supplement Overcollateralization Amount	47,257,975.12
	Initial Adjusted Pool Balance	1,175,806,460.30

	Number of Accounts at the beginning of the Collection Period	71,888
	Pool Balance at the beginning of the Collection Period	1,223,064,435.42
	Less: Initial Yield Supplement Overcollateralization Amount	47,257,975.12
	Adjusted Pool Balance at the beginning of the Collection Period	1,175,806,460.30
	Adjusted Pool Factor at the beginning of the Collection Period	1.0000

	Number of Accounts at the end of the Collection Period	70,545
	Pool Balance at the end of the Collection Period	1,165,235,702.38
	Less: Yield Supplement Overcollateralization Amount	44,734,533.30
	Adjusted Pool Balance at the end of the Collection Period	1,120,501,169.08
	Adjusted Pool Factor at the end of the Collection Period	0.9530

IV.	Repurchase Amounts for Repurchased Receivable
	By Seller	0.00
	By Servicer	0.00
	TOTAL	0.00

V.	Realized Net Losses for Collection Period	6,594.20

VI.	Total Distribution Amount	66,020,769.82
	Servicing Fee	1,392,934.50
	Administration Fee	1,000.00
	Noteholders Distribution Amount	64,498,180.92
	Certficateholders Distribution Amount	128,654.40
	Distribution to Class R Certificates	0.00

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

MONTHLY SERVICER REPORT

I. Available Amount in the Collection Account

A. Credits
1. Payments from Obligors Applied to Collection Period
a. Principal Payments	57,822,138.84
b. Other Interest Payments	8,198,630.98
c. Total	66,020,769.82

2. Proceeds from Repurchased Receivables
a. Principal Payments (Current Period)	0.00
b. Interest Payments (Current Period)	0.00
c. Total	0.00

3. Recovery of Defaulted Receivables	0.00

4. Advance Recoveries Before Cut-off Date
a. Principal	-12,608.27
b. Interest	0.00
c. Total	-12,608.27

5. Net Adjustments	0.00

6. Total Credits	66,008,161.55

B. Debits
1. Advance Recovery Amount
a. Principal	-12,608.27
b. Interest.	0.00
c. Total	-12,608.27

2. Reversal of Defaulted Contracts	0.00

3. Total Debits	-12,608.27
C. Total Available Amount (Lines A-B)	66,020,769.82

II. Monthly Disbursements

A. Servicing Fee
a. Monthly Servicing Fee	1,392,934.50
b. Unpaid Monthly Servicing Fee	0.00
c. Total	1,392,934.50

B. Administrative Fee
a. Monthly Administration Fee	1,000.00
b. Unpaid Monthly Administration Fee	0.00
c. Total	1,000.00

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

MONTHLY SERVICER REPORT

C. Noteholders' Interest Distributable Amount
Class A-1 Monthly Interest	1,575,200.00
Class A-1 Carryover Shortfall	0.00
Class A-1 Total	1,575,200.00
Class A-2 Monthly Interest	1,288,800.00
Class A-2 Carryover Shortfall	0.00
Class A-2 Total	1,288,800.00
Class A-3 Monthly Interest	1,893,920.00
Class A-3 Carryover Shortfall	0.00
Class A-3 Total	1,893,920.00
Class A-4 Monthly Interest	660,256.71
Class A-4 Carryover Shortfall	0.00
Class A-4 Total	660,256.71
Total for Notes Monthly Interest	5,418,176.71
Total for Notes Carryover Shortfall	0.00
Total for Notes Total	5,418,176.71

D. Certificateholders' Interest Distributable Amount
Certificate Monthly Interest	128,654.40
Certificate Carryover Shortfall	0.00
Certificate Total	128,654.40
Total for Certificates Monthly Interest	128,654.40
Total for Certificates Carryover Shortfall	0.00
Total for Certificates Total	128,654.40

E. Noteholders' Principal Distributable Amount
Class A-1 Monthly Principal	59,080,004.21
Class A-1 Carryover Shortfall	0.00
Class A-1 Total	59,080,004.21
Class A-2 Monthly Principal	0.00
Class A-2 Carryover Shortfall	0.00
Class A-2 Total	0.00
Class A-3 Monthly Principal	0.00
Class A-3 Carryover Shortfall	0.00
Class A-3 Total	0.00
Class A-4 Monthly Principal	0.00
Class A-4 Carryover Shortfall	0.00
Class A-4 Total	0.00
Total for Notes Monthly Principal	59,080,004.21
Total for Notes Carryover Shortfall	0.00
Total for Notes Total	59,080,004.21

F. Certificateholders' Principal Distributable Amount
Certificate Monthly Principal	0.00
Certificate Carryover Shortfall	0.00
Certificate Total	0.00
Total for Certificates Monthly Principal	0.00
Total for Certificates Carryover Shortfall	0.00

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

MONTHLY SERVICER REPORT

Total for Certificates Total	0.00

G. Total Disbursements	66,020,769.82

III. Payment Deficiency Amount
A. Scheduled Disbursements(items 1 through 5 in Waterfall Distribution )	24,019,596.53
B. Available Amount	66,020,769.82
C. Payment Deficiency Amount(max of lines A-B and 0)	0.00

IV. Pool Balance Reduction Allocation for Collection Period
A. Beginning Pool Balance	1,223,064,435.42
B. Pool Balance Reduction
1. Available Principal
a. Principal Payments	57,822,138.84
b. From Repurchased Receivables	0.00
c. Total	57,822,138.84

2. From Defaulted Receivables	6,594.20

3. Total Pool Balance Reduction	57,828,733.04

C. Ending Pool Balance	1,165,235,702.38

D. Allocations
1. Monthly Principal Allocation
a. Notes	59,080,004.21
b. Certificates	0.00

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

MONTHLY SERVICER REPORT

V. Delinquency and Defaults

A. Delinquency

Group Totals
Period	Number	Delinquency Amount	Principal Balance
30-59 days	264	207,942.21	4,928,559.45
60-89 days	42	55,993.16	889,553.01
90-119 days	2	3,564.59	41,585.47
120-149 days	0	0.00	0.00
150-179 days	0	0.00	0.00
180-209 days	0	0.00	0.00
210-239 days	0	0.00	0.00
240+ days	0	0.00	0.00
Total	308	267,499.96	5,859,697.93

B. Principal amount of loans in defaulted receivables	6,594.20

C. Delinquency Percentage
1. Outstanding principal balance for delinquency >= 60 days	931,138.48
2. Pool Principal Ending Balance	1,165,235,702.38
3. Delinquency Percentage	0.07990988%

D. Net Loss Ratio for Current Period:
1. Principal Balance of Defaulted Receivables	6,594.20
2. Principal Recoveries on Defaulted Receivables	0.00
3. Average Pool Balance for Collection Period	1,194,150,068.90
4. Net Loss Ratio for Current Period (12*(1-2)/3)	0.00662650%

Weighted Average Coupon	6.0290%

Weighted Average Original Maturity (Months)	47.0000

Weighted Average Remaining Maturity (Months)	45.5719

VI. Calculation of Target Overcollateralization Amount
Greater of:
(A) 2.00% of Ending Adjusted Pool Balance	22,410,023.38
(B) 0.50% of Original Adjusted Pool Balance	5,879,032.30
Target Overcollateralization Amount:	22,410,023.38

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

MONTHLY SERVICER REPORT

VII. Calculation of Priority Principal Distribution Amount
Beginning Note Balance	1,137,580,000.00
Less: Ending Adjusted Pool Balance	1,120,501,169.08

Priority Principal Distribution Amount:	17,078,830.92

VIII. Calculation of Target Principal Distribution Amount
Beginning Note Balance and Certificate Balance	1,164,040,000.00

Less:
Ending Adjusted Pool Balance	1,120,501,169.08
Less: Target Overcollateralization Amount	22,410,023.38

Target Principal Distribution Amount:	65,948,854.30

IX. Calculation of Regular Principal Distribution Amount
Target Principal Distribution Amount	65,948,854.30
Less: Priority Principal Distribution Amount	17,078,830.92

Regular Principal Distribution Amount:	48,870,023.38

X. Calculation of Noteholders' Principal Distribution Amount
(X)Beginning Note Balance	1,137,580,000.00
Less: the lesser of:
(A) 93.25% of the End. Adj. Pool Bal.	1,044,867,340.17
(B) the difference of (i) the End. Adj. Pool Balance
and (ii) the Target OC Amount	1,098,091,145.70
Noteholders' Principal Distribution Amount	92,712,659.83

XI Calculation of Certificateholders' Principal Distribution Amount
Target Principal Distribution Amount	65,948,854.30
Less: Noteholders' Principal Distribution Amount	65,948,854.30

Certificateholders' Principal Distribution Amount:	0.00

Copyright 2005 JPMorgan Chase & Co. All rights reserved.

Chase Auto Owner Trust 2006-A
July 17, 2006

MONTHLY SERVICER REPORT

XII. Distribution Waterfall

Total Available Collections	66,020,769.82
1. Less Servicer Fee	1,392,934.50
2. Less Administration Fee	1,000.00

Total Available to Trust	64,626,835.32
3. Less Note Interest Distribution	5,418,176.71
4. Less Available Priority Payment	17,078,830.92
5. Less Certificate Interest Distribution	128,654.40
6. Less Available Regular Principal Distribution	42,001,173.29
7. Distribution to Class R Certificate	0.00

Copyright 2005 JPMorgan Chase & Co. All rights reserved.